CONSOLIDATED STATEMENT OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue	$ 2,391,269	$ 2,051,258	$ 1,729,850
Operating costs and expenses:
Cost of revenue (exclusive of depreciation shown separately below)	635,833	527,184	410,000
Selling and marketing expense	479,907	427,440	419,954
General and administrative expense	311,207	256,138	182,252
Product development expense	169,811	151,960	132,030
Depreciation	41,271	34,355	34,827
Amortization of intangibles	7,525	8,727	1,318
Total operating costs and expenses	1,645,554	1,405,804	1,180,381
Operating income	745,715	645,454	549,469
Interest expense	(130,624)	(111,008)	(81,454)
Other income (expense), net	15,861	(2,026)	7,510
Earnings from continuing operations, before tax	630,952	532,420	475,525
Income tax provision	(43,273)	(15,080)	(14,472)
Net earnings from continuing operations	587,679	517,340	461,053
(Loss) earnings from discontinued operations, net of tax	(366,070)	49,187	306,643
Net earnings	221,609	566,527	767,696
Net earnings attributable to noncontrolling interests	(59,280)	(112,689)	(130,786)
Net earnings attributable to Match Group, Inc. shareholders	$ 162,329	$ 453,838	$ 636,910
Net earnings per share from continuing operations:
Basic (USD per share)	$ 2.36	$ 2.28	$ 2.09
Diluted (USD per share)	2.09	1.95	1.74
Net earnings per share attributable to Match Group, Inc. shareholders:
Basic (USD per share)	0.73	2.50	3.54
Diluted (USD per share)	$ 0.66	$ 2.15	$ 3.02
Stock-based compensation expense by function:
Total stock-based compensation expense	$ 102,268	$ 89,724	$ 66,031
Cost of revenue
Stock-based compensation expense by function:
Total stock-based compensation expense	4,201	3,693	2,287
Selling and marketing expense
Stock-based compensation expense by function:
Total stock-based compensation expense	5,141	5,112	3,599
General and administrative expense
Stock-based compensation expense by function:
Total stock-based compensation expense	59,174	42,863	32,346
Product development expense
Stock-based compensation expense by function:
Total stock-based compensation expense	$ 33,752	$ 38,056	$ 27,799